American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
October 31, 2024

One Choice Blend+ 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.9%
Avantis Core Fixed Income Fund G Class	491,363	4,102,880
Avantis Short-Term Fixed Income Fund G Class	95,885	913,785
High Income Fund G Class	65,385	567,546
Inflation-Adjusted Bond Fund G Class	69,694	742,941
Short Duration Inflation Protection Bond Fund G Class	87,478	920,270
		7,247,422
Domestic Equity Funds — 29.4%
American Century Low Volatility ETF	14,113	758,737
Avantis U.S. Equity Fund G Class	71,259	1,299,768
Avantis U.S. Small Cap Value Fund G Class	7,713	134,275
Focused Large Cap Value Fund G Class	93,328	1,040,612
Growth Fund G Class	13,926	843,352
Heritage Fund G Class	2,354	71,488
Mid Cap Value Fund G Class	15,131	255,103
Small Cap Growth Fund G Class(2)	5,624	132,837
		4,536,172
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	21,257	189,825
Global Bond Fund G Class	210,048	1,854,722
		2,044,547
International Equity Funds — 10.5%
Avantis Emerging Markets Equity Fund G Class	370	4,578
Avantis International Equity Fund G Class	54,428	673,276
Focused International Growth Fund G Class	20,516	361,075
Global Real Estate Fund G Class	11,128	154,567
International Small-Mid Cap Fund G Class	145	1,486
International Value Fund G Class	47,397	426,097
		1,621,079
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,895,864)		15,449,220
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$15,449,220

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$4,228	$145	$238	$(32)	$4,103	491	—	$49
Avantis Short-Term Fixed Income Fund	924	20	29	(1)	914	96	—	9
High Income Fund	596	11	43	3	567	65	$2	11
Inflation-Adjusted Bond Fund	765	6	34	6	743	70	(1)	—
Short Duration Inflation Protection Bond Fund	937	7	35	11	920	87	—	—
American Century Low Volatility ETF	782	4	42	15	759	14	9	2
Avantis U.S. Equity Fund	1,366	38	112	8	1,300	71	26	—
Avantis U.S. Small Cap Value Fund	145	2	5	(8)	134	8	1	—
Focused Large Cap Value Fund	1,096	10	87	22	1,041	93	10	7
Growth Fund	859	44	78	18	843	14	10	—
Heritage Fund	77	1	9	2	71	2	3	—
Mid Cap Value Fund	274	2	22	1	255	15	1	2
Small Cap Growth Fund(3)	143	1	9	(2)	133	6	2	—
Emerging Markets Debt Fund	200	5	16	1	190	21	—	3
Global Bond Fund	1,910	19	90	16	1,855	210	2	—
Avantis Emerging Markets Equity Fund	11	—	5	(1)	5	—	1	—
Avantis International Equity Fund	706	19	39	(13)	673	54	7	—
Focused International Growth Fund	375	12	22	(4)	361	21	3	—
Global Real Estate Fund	165	—	17	7	155	11	4	—
International Small-Mid Cap Fund	5	—	3	(1)	1	—	1	—
International Value Fund	446	9	22	(7)	426	47	4	—
	$16,010	$355	$957	$41	$15,449	1,396	$85	$83
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.